Long-Term Debt - Additional Information (Detail) $ in Millions			8 Months Ended	12 Months Ended
	May 05, 2017 CAD	May 06, 2016 CAD Tranches	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 06, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		CAD 1,250,000,000
Number of tranches | Tranches		3
Additional revolving credit facilities amount		CAD 200,000,000
Credit facility average interest rate				3.20%	3.20%	3.13%	3.13%
Letter of credit issued				CAD 51,800,000		CAD 54,700,000
Letter of credit outstanding			CAD 51,800,000	51,800,000		54,700,000
Letter of credit issued and outstanding in addition				4,300,000		3,600,000
US funds [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable				106,900,000	$ 85.0	114,100,000	$ 85.0
Term loan payable				460,000,000		156,700,000	$ 116.7
Bonds issued under surety facilities			587,100,000	587,100,000		430,600,000		$ 467.0	$ 320.7
Canadian funds [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable				103,000,000		302,000,000
Term loan payable				300,000,000
Bonds issued under surety facilities			CAD 200,000	CAD 200,000		200,000
Foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities						CAD 1,000,000			$ 1.3
Canadian prime rate and US base rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowing, interest rate basis				CAD: prime rate loan or a banker's acceptance, USD: US base rate or LIBOR advance, Sterling or Euro: LIBRO advance	CAD: prime rate loan or a banker's acceptance, USD: US base rate or LIBOR advance, Sterling or Euro: LIBRO advance
Bottom of range [member] | Canadian prime rate and US base rate [member]
Disclosure of detailed information about borrowings [line items]
Basis point			0.00%	0.00%				0.00%
Bottom of range [member] | Bankers acceptance rate, LIBOR rate, and letter of credit rate [member]
Disclosure of detailed information about borrowings [line items]
Basis point			1.00%	1.00%				1.00%
Top of range [member] | Canadian prime rate and US base rate [member]
Disclosure of detailed information about borrowings [line items]
Basis point			1.75%	1.75%				1.75%
Top of range [member] | Bankers acceptance rate, LIBOR rate, and letter of credit rate [member]
Disclosure of detailed information about borrowings [line items]
Basis point			2.75%	2.75%				2.75%
Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Weighted average rate of interest			3.46%	3.46%		3.45%		3.46%	3.45%
Aggregate maturity value of notes			CAD 61,900,000	CAD 61,900,000		CAD 129,400,000
Carrying amount of notes payable			57,400,000	57,400,000		CAD 122,300,000		$ 45.7	$ 91.1
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		CAD 800,000,000	CAD 800,000,000	CAD 800,000,000
Agreement expiry date	May 06, 2021	May 06, 2020	May 06, 2021
Term loan [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		CAD 450,000,000
Transaction costs		3,300,000
Term loan tranche A [member]
Disclosure of detailed information about borrowings [line items]
Agreement expiry date				May 06, 2018	May 06, 2018
Drawn borrowing facilities		150,000,000
Term loan tranche B [member]
Disclosure of detailed information about borrowings [line items]
Agreement expiry date				May 06, 2019	May 06, 2019
Drawn borrowing facilities		CAD 150,000,000
Term loan tranche C [member]
Disclosure of detailed information about borrowings [line items]
Agreement expiry date				May 06, 2021	May 06, 2021
Drawn borrowing facilities	CAD 160,000,000									$ 116.7
Finance lease obligations [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.40%	1.40%		1.37%		1.40%	1.37%
Finance lease obligations [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.25%	5.25%		5.93%		5.25%	5.93%